PROPERTY,PLANT AND EQUIPMENT (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Cost	498.7	624.5	614.1
Accumulated depreciation, amortization and impairment	86.5	12.9	0
Net book value	412.2	611.6	614.1
Buildings and Land [Member] | Specialty Printing Papers and Newsprint [Member]
Cost	67.7	224.5	221.7
Accumulated depreciation, amortization and impairment	8.1	2.7	0
Net book value	59.6	221.8	221.7
Buildings and Land [Member] | Pulp [Member]
Cost	10.9	9.8	9.6
Accumulated depreciation, amortization and impairment	0.2	0.1	0
Net book value	10.7	9.7	9.6
Machinery and Equipment [Member] | Specialty Printing Papers and Newsprint [Member]
Cost	410.1	384.9	379.5
Accumulated depreciation, amortization and impairment	77.1	9.9	0
Net book value	333.0	375.0	379.5
Machinery and Equipment [Member] | Pulp [Member]
Cost	10.0	5.3	3.3
Accumulated depreciation, amortization and impairment	1.1	0.2	0
Net book value	8.9	5.1	3.3